Operating Segments	12 Months Ended
Mar. 31, 2020
Disclosure Of Operating Segments [Abstract]
Operating Segments
7)	OPERATING SEGMENTS

The Group has three reportable segments, as described below, which are the Group’s Lines of Business (LoBs). The LoBs offer different products and services, and are managed separately because the nature of products and services, and methods used to distribute the services are different. For each of these LoBs, the Group’s leadership team comprising of Group Executive Chairman, Group Chief Executive Officer, Group Chief Financial Officer, Chief Operating Officer, Chief Marketing Officer and Group Chief Technology Officer along with business leaders from different LoBs, review internal management reports. Accordingly, the Leadership team is construed to be the Chief Operating Decision Maker (CODM). LoBs assets, liabilities and expenses (other than service cost) are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these LoBs. Segment revenue from each LoB is reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1. Air ticketing: Primarily through internet based platforms, provides the facility to book domestic and international air tickets.

2. Hotels and packages: Through internet based platforms, call-centers and branch offices, provides holiday packages and hotel reservations. For internal reporting purposes, the revenue related to airline tickets issued as a component of Company developed tours and packages has been assigned to the hotels and packages segment and is recorded on a gross basis.

3. Bus ticketing: Primarily through internet based platforms, provides the facility to book domestic and international bus tickets.

Other operations of the Group primarily include income from facilitating access to its internet based platforms to travel insurance companies and other agents, advertisement income from hosting advertisements on its internet websites, fees for technical services from vendors, brand alliance fees, income from sale of rail tickets, and car bookings. These aforesaid operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

The Group has initially applied IFRS 15 at April 1, 2018. Under the transition methods chosen, comparative information has not been restated.

Until March 31, 2018, for internal reporting purposes, bus ticketing segment was included under “All other segments”.  Effective April 1, 2018, the Company has changed the composition of its operating segments which has resulted in bus ticketing segment now being reported as one of the reportable segments. Following this change in the composition of its reportable segments, the Company has restated the corresponding items of segment information for earlier periods.

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments**			Total
Particulars	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
Consolidated revenue	167,391	166,714	174,361	439,963	237,524	235,814	50,932	53,745	65,009	16,970	28,028	36,345	675,256	486,011	511,529
Add: Customer inducement costs recorded as a reduction of revenue*	34,673	68,632	75,779	43,068	274,915	265,706	—	13,950	17,688	—	861	1,985	77,741	358,358	361,158
Less: Service cost**	—	1,193	420	169,347	160,824	141,404	6,530	8,870	7,060	—	58	383	175,877	170,945	149,267
Adjusted Margin	202,064	234,153	249,720	313,684	351,615	360,116	44,402	58,825	75,637	16,970	28,831	37,947	577,120	673,424	723,420
Other income													435	220	1,063
Personnel expenses													(114,157)	(113,567)	(129,836)
Marketing and sales promotion expenses													(451,818)	(192,080)	(166,603)
Customer inducement costs recorded as a reduction of revenue*													(77,741)	(358,358)	(361,158)
Certain loyalty program costs related to "All other segments"**													—	(2,467)	(5,053)
Other operating expenses													(120,566)	(133,295)	(185,401)
Depreciation, amortization and impairment													(32,712)	(26,817)	(33,682)
Impairment of goodwill													—	—	(272,160)
Finance income													5,189	6,459	3,362
Finance costs													(3,901)	(11,329)	(21,433)
Impairment in respect of an equity-accounted investee													—	(9,926)	—
Share of loss of equity- accounted investees													(1,998)	(887)	(65)
Loss before tax													(220,149)	(168,623)	(447,546)

*     For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and adding back service cost.

**Certain loyalty program costs excluded from service cost amounting to USD 5,053 (March 31, 2019: 2,467 and March 31, 2018: Nil) for “All other segments”.

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Geographical Information:

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the Year Ended March 31			As at March 31
Particulars	2018	2019	2020	2019	2020
India	647,077	453,912	490,861	1,110,600	786,770
United States	113	647	536	7	112
South East Asia	10,888	20,145	10,324	5,504	4,876
Europe	6,972	4,811	3,998	—	—
Others	10,206	6,496	5,810	218	520
Total	675,256	486,011	511,529	1,116,329	792,278

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).

Major Customers:

Considering the nature of business, customers normally include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.